Summary of Significant Accounting Policies - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Number of operating segments | segment	1	1
Deferred offering costs	$ 2,400,000	$ 0
Percentage of research and development expenditures of its Australian subsidiary		43.50%
Unrecognized tax benefits, income tax penalties and interest accrued		$ 0
Prepaid Expenses and Other Current Assets
Debt Instrument [Line Items]
Accounts receivable, related parties		57,000	$ 39,000
Research Tax Credit Carryforward
Debt Instrument [Line Items]
Tax Credit Carryforward, Amount		$ 15,000	$ 134,000